Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2024